SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended
	Dec. 08, 2020	Oct. 15, 2020	Jun. 17, 2020	Dec. 19, 2019	Nov. 30, 2020
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding			1,221,500	3,225,807
Equity issuance, price per share			$ 1.40	$ 1.24
Proceeds from issuance of equity			$ 1,700	$ 4,000	$ 12,736
Repayments of principal amount					3,515
Sprott Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments of principal amount					$ 3,515
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of equity	$ 2,500
Subsequent Events [Member] | Sprott Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments of principal amount	1,250
Principal amount outstanding	$ 15,235
HCI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding			500,000
Proportion of entity interest held by another entity	31.00%	31.00%	31.59%		30.00%
HCI [Member] | Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding	1,121,076
Equity issuance, price per share	$ 2.23
Proceeds from issuance of equity	$ 2,500
Proportion of entity interest held by another entity	31.00%